January 31, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Money Market Funds (the “Fund”)
File Nos. 33-48220 and 811-06687

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 26, 2018 (Accession # 0001193125-18-021371).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6737.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
A. Mullady – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
B. Poole
A. Lonergan
H. Crowley